Property, Plant and Equipment - Schedule of Future Lease Payments Finance Leases (Detail) - USD ($) $ in Thousands	Dec. 31, 2019	Dec. 31, 2018
Disclosure Of Finance Lease And Operating Lease By Lessor [Line Items]
Gross	$ 216,657	$ 136,661
Interest	26,390	14,688
Present Value	190,267	121,973
Less than one year
Disclosure Of Finance Lease And Operating Lease By Lessor [Line Items]
Gross	88,846	39,300
Interest	7,203	3,633
Present Value	81,643	35,667
One to two years
Disclosure Of Finance Lease And Operating Lease By Lessor [Line Items]
Gross	49,186	56,641
Interest	6,478	5,031
Present Value	42,708	51,610
Two to three years
Disclosure Of Finance Lease And Operating Lease By Lessor [Line Items]
Gross	31,187	22,813
Interest	4,946	2,026
Present Value	26,241	20,787
Three to four years
Disclosure Of Finance Lease And Operating Lease By Lessor [Line Items]
Gross	17,065	11,518
Interest	3,392	1,895
Present Value	13,673	9,623
From One to Five Years [Member]
Disclosure Of Finance Lease And Operating Lease By Lessor [Line Items]
Gross	10,055	3,727
Interest	2,128	1,143
Present Value	7,927	2,584
More than five years
Disclosure Of Finance Lease And Operating Lease By Lessor [Line Items]
Gross	20,318	2,662
Interest	2,243	960
Present Value	$ 18,075	$ 1,702